Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases
Schedule of leases

June 30, 2019
(in US$’000)
Right-of-use assets
Offices (note (a))	6,038
Factories	251
Others (note (b))	503
Total right-of-use assets	6,792
Lease liabilities—current	3,529
Lease liabilities—non-current	3,714
Total lease liabilities	7,243

Notes:

(a)

Includes (i) US$0.2 million right-of-use asset for offices in the United States of America that is leased through July 2023 which includes an option to renew the lease up to an additional 3 years; and (ii) US$1.2 million right-of-use asset for corporate offices in Hong Kong that is leased through May 2021 which includes a termination option with 3 months advance notice. The renewal and termination options were not recognized as part of the right-of-use assets and lease liabilities.

(b)	Includes US$0.4 million right-of-use asset for retail space in the United Kingdom that is leased through May 2022 which the Group has subleased through May 2022.

Schedule of lease activities

Six Months Ended
June 30, 2019
(in US$’000)
Lease expenses:
Short-term leases with lease terms equal or less than 12 months	38
Leases with lease terms greater than 12 months	1,655
1,693
Sublease rental income	61
Cash paid on lease liabilities	(1,782)
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	2,453

Schedule of future lease payments

June 30, 2019
(in US$’000)
Lease payments:
Not later than 1 year	3,764
Between 1 to 2 years	1,973
Between 2 to 3 years	862
Between 3 to 4 years	650
Between 4 to 5 years	457
Total lease payments (note)	7,706
Less: Discount factor	(463)
Total lease liabilities	7,243

Note: Excludes future lease payments on lease not commenced as at June 30, 2019 in the aggregate amount of US$0.9 million.